INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Subtotal	$ 16,641	$ 16,341	$ 13,479
Less: Accumulated depreciation	3,020	2,558	1,100
Total	13,621	13,783	12,379
Value-added telecommunications business license [Member]
Subtotal	12,050	11,833	12,062
Software Registration Right [Member]
Subtotal	$ 4,591	$ 4,508	$ 1,417